Income Taxes - Schedule of Provision for Income Taxes on Income from Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current:
U.S. Federal	$ 181,000	$ 70,000	$ 5,000
Foreign	116,000	98,000	94,000
State and local	18,000	4,000	2,000
Total current	315,000	172,000	101,000
Deferred:
Federal	34,000	43,000	92,000
Foreign	(15,000)	17,000	16,000
State and local	(2,000)	(4,000)	1,000
Total deferred	17,000	56,000	109,000
Total	$ 332,000	$ 228,000	$ 210,000